Taxation (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of income taxes	Income taxes consist of the following:

	Successor		Predecessor
(In $ millions)	Year ended December 31, 2023	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021
Current tax expense:
Bermuda	—	—	—	—
Foreign	30	15	3	2
Deferred tax benefit:
Bermuda	—	—	—	—
Foreign	(13)	(5)	(1)	(2)
Total tax expense	17	10	2	—
Effective tax rate	5.4%	16.0%	—%	—%

Schedule of income tax reconciliation
The income taxes for the year ended December 31, 2023 (Successor), the period from February 23, 2022 through December 31, 2022 (Successor), the period from January 1, 2022 through February 22, 2022 (Predecessor), and the year ended December 31, 2021 (Predecessor) differed from the amount computed by applying the Bermuda statutory income tax rate of 0% as follows:

	Successor		Predecessor
(In $ millions)	Year ended December 31, 2023	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021
Effect of change on unrecognized tax benefits	4	(5)	—	2
Effect of unremitted earnings of subsidiaries	1	1	(1)	—
Effect of taxable income in various countries	12	14	3	(2)
Total tax expense	17	10	2	—

Schedule of deferred income taxes
Deferred income taxes reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes. The net deferred tax assets are comprised of the following:
Deferred tax assets:

(In $ millions)	December 31, 2023	December 31, 2022
Net operating losses carried forward	1,097	296
Property, plant and equipment	210	92
Provisions	37	27
Intangibles	5	—
Pensions and stock options	3	1
Other	11	12
Gross deferred tax assets	1,363	428
Valuation allowance	(1,317)	(413)
Deferred tax assets, net of valuation allowance	46	15
Deferred tax liabilities:

(In $ millions)	December 31, 2023	December 31, 2022
Unremitted earnings of subsidiaries	9	8
Intangibles	—	1
Gross deferred tax liabilities	9	9
Net deferred tax assets	37	6

Schedule of changes in uncertain tax positions	The changes to our balance related to unrecognized tax benefits were as follows:

	Successor		Predecessor
(In $ millions)	Year ended December 31, 2023	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021
Balance at the beginning of the period	82	84	83	82
Increases as a result of acquisition of Aquadrill	71	—	—	—
Increases as a result of positions taken in prior periods	5	1	1	2
Increases as a result of positions taken during the current period	1	—	—	2
Decreases as a result of positions taken in prior periods	(8)	—	—	(1)
Decreases due to settlements	—	(1)	—	(1)
Decreases as a result of a lapse of the applicable statute of limitations	(1)	(2)	—	(1)
Balance at the end of the period	150	82	84	83

Summary of tax years that remain subject to examination
The uncertain tax positions were included in "Other non-current liabilities" on our Consolidated Balance Sheets and are comprised as follows:

(In $ millions)	December 31, 2023	December 31, 2022
Gross unrecognized tax benefits excluding interest and penalties	150	82
Aquadrill interest and penalties acquired	11	—
Interest and penalties	27	21
Offset against deferred tax assets	(18)	(18)
Total unrecognized tax benefits included as "Other non-current liabilities"	170	85
The following table summarizes the earliest tax years that remain subject to examination by major taxable jurisdictions in which we operate.

Jurisdiction	Earliest open year
Brazil	2008
Norway	2015
Switzerland	2019
United States	2020